Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income / (Loss)	$ 44,090	$ (7,002)
Adjustments to reconcile net income / (loss) to net cash provided by / (used in) operating activities:
Depreciation	6,942	7,790
Amortization of deferred drydock expenditures	1,007	1,197
Share-based compensation	729	571
Loss on vessel held for sale	0	6,917
Amortization of deferred finance fees	302	366
Unrealized losses/ (gains) on derivatives	31	(604)
Foreign exchange	6	10
Loss / (profit) from equity method investments	249	(250)
Deferred drydock payments	(1,659)	(520)
Changes in operating assets and liabilities:
Receivables	10,905	(7,320)
Prepaid expenses and other assets	(339)	(303)
Advances and deposits	628	786
Inventories	1,181	(3,989)
Accounts payable	(3,451)	(2,074)
Accrued expenses and other liabilities	(3,126)	(72)
Deferred revenue	(740)	(1,210)
Accrued interest	67	34
Net cash provided by / (used in) operating activities	56,822	(5,673)
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for acquisition of vessels and vessel equipment	(2,557)	73
Advances for ballast water treatment and scrubber systems	(2,854)	(200)
Payments for other non-current assets	(21)	(39)
Payments for equity investments	(750)	(113)
Net cash provided by / (used in) investing activities	(6,182)	(279)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term debt	0	13,320
Repayments of long-term debt	(29,041)	(3,513)
Repayments of finance leases	(472)	(5,316)
Payment of common share dividend	(18,286)	0
Payment of preferred share dividend	(857)	(742)
Net cash used in financing activities	(48,656)	3,749
Net (decrease)/increase in cash and cash equivalents	1,984	(2,203)
Cash and cash equivalents at the beginning of the year	50,569	55,449
Cash and cash equivalents at the end of the period	52,553	53,246
Cash paid during the year for:
Cash paid during the period for interest in respect of debt	2,408	890
Cash paid during the period for interest in respect of finance leases	932	2,759
Cash paid during the period for operating lease liabilities	153	218
Cash paid during the period for income taxes	1	0
Non-cash financing activity: Accrued preferred dividends	$ 568	$ 559